UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10319

                                  MUTUALS.com
               (Exact name of registrant as specified in charter)

                         700 N. Pearl Street, Suite 900
                              Dallas, Texas 75201
              (Address of principal executive offices) (Zip code)

                                   Dan Ahrens
                        U.S. Bancorp Fund Services, LLC
                      615 East Michigan Street, 2nd Floor
                           Milwaukee, Wisconsin 53202
                    (Name and address of agent for service)

                                 (800) 688-8257
               Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2005

Date of reporting period: September 30, 2004

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

SEMI-ANNUAL September 30, 2004

                                  MUTUALS.COM

   GENERATION WAVE    AGGRESSIVE GROWTH FUND (GWAGX)

   GENERATION WAVE    GROWTH FUND (GWGFX)

   GENERATION WAVE    ALTERNATIVE GROWTH FUND (GWLGX)

                      Each a series of MUTUALS.com

           "DEMOGRAPHICS,  A NEW APPROACH TO ASSET ALLOCATION"

INVESTMENT ADVISOR

MUTUALS ADVISORS, INC.

MUTUALS ADVISORS, INC.
PLAZA OF THE AMERICAS
700 NORTH PEARL STREET, SUITE 900
DALLAS, TEXAS 75201

PHONE: 1-800-MUTUALS
FAX:   1-888-MUTUALS
WEB:   WWW.MUTUALS.COM

(MUTUALS.COM LOGO)

                               TABLE OF CONTENTS

LETTER TO SHAREHOLDERS                                                       3

EXPENSE EXAMPLE                                                              5

PORTFOLIOS OF INVESTMENTS

   GENERATION WAVE AGGRESSIVE GROWTH FUND                                    7

   GENERATION WAVE GROWTH FUND                                               8

   GENERATION WAVE ALTERNATIVE GROWTH FUND                                   9

STATEMENTS OF ASSETS AND LIABILITIES                                        10

STATEMENTS OF OPERATIONS                                                    11

STATEMENTS OF CHANGES IN NET ASSETS                                         12

FINANCIAL HIGHLIGHTS                                                        14

NOTES TO FINANCIAL STATEMENTS                                               17

                             LETTER TO SHAREHOLDERS

                                                               November 29, 2004

Dear Fellow Shareholders,

Following a strong market rebound in 2003, the overall stock market has been rather stagnant in 2004, especially for the six-month period represented in this semi-annual report. From April 1 through September 30, 2004, the Standard & Poor's 500 Index had a total return of -0.18%. There is obviously a great deal of uncertainty in the market right now, especially with presidential elections, oil prices and the Iraq situation weighing heavily on investors' minds. At times like these it's easy to be frustrated, but it's important to stay on course as a long-term investor. It also becomes more important than ever to know where a fund ranks versus its peers. Investors should ask how a fund compares to other available funds. They should ask if a fund is doing the job it's designed to do, even though they may be frustrated with the overall market.

I believe our Funds have done the job they're designed to do. As of September 30, 2004 each of our Funds has out-performed the Standard & Poor's 500 Index since its inception date of June 21, 2001. More detailed return information is contained on pages 7-9. The Funds have also earned solid rankings versus their peers. Again, it's easy to be frustrated when the overall market is not going up, but the Generation Wave Funds have performed better than many alternatives.

For the one-year period ended September 30, 2004, the MUTUALS.com Generation Wave Growth Fund (GWGFX), which is our largest Fund, ranked in the top 14% among 1,268 Large-Cap Growth Funds tracked by Morningstar.

For the three-year period ended September 30, 2004, it ranked in the top 10% out of 996 Large-Cap Growth Funds and received a 5-STAR OVERALL MORNINGSTAR RATINGTM (based on weighted average performance figures).

As we survive through the uncertain markets we've experienced recently, I believe it's important to repeat a comment I made previously. "As an individual investor, staying invested for the long haul through good markets and bad is not an easy thing to do, but history has shown that it's the smart thing to do. It's even smarter to add money to an investment account over time - buying shares through good and bad markets." If we can be of assistance in establishing a plan to invest regularly, please call us at 800-264-8783 (or call any shareholder service number listed on account statements you receive).

PLEASE REMEMBER THAT DETAILED FUND INFORMATION INCLUDING HOLDINGS AND PERFORMANCE, UPDATED MONTHLY, IS ALWAYS AVAILABLE AT WWW.GENWAVEFUNDS.COM. IT IS ALSO AVAILABLE THROUGH WWW.MUTUALS.COM, UNDER THE LINK FOR GENERATION WAVE FUNDS.

Stay on course with your long-term investments and thank you for your continued support.

Respectfully,

/s/Dan S. Ahrens

Dan S. Ahrens, President
Mutuals Advisors, Inc.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. One cannot invest directly in an index.

Opinions expressed are those of Mutuals Advisors, Inc. and are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

Mutual fund investing involves risk; loss of principal is possible. This report is intended for shareholder use only and must be preceded or accompanied by a prospectus. Read it carefully before investing or sending money.

BECAUSE EACH OF THE FUNDS IS A "FUND OF FUNDS", YOUR COST OF INVESTING IN THE FUNDS WILL GENERALLY BE HIGHER THAN THE COST OF INVESTING DIRECTLY IN THE SHARES OF THE MUTUAL FUNDS IN WHICH THEY INVEST. BY INVESTING IN THE FUNDS, YOU WILL INDIRECTLY BEAR YOUR SHARE OF ANY FEES AND EXPENSES CHARGED BY THE UNDERLYING FUNDS, IN ADDITION TO INDIRECTLY BEARING THE PRINCIPAL RISKS OF THOSE FUNDS. PLEASE REFER TO THE PROSPECTUS FOR MORE INFORMATION ABOUT THE FUNDS, INCLUDING RISKS, FEES AND EXPENSES.

A Dollar Cost Averaging plan involves continuous investment in securities regardless of fluctuating price levels. The investor should consider his/her financial ability to continue purchases through time periods of low price levels. Such a plan does not assure a profit and does not protect against a loss in declining markets.

Morningstar Rankings represent a fund's total-return percentile rank relative to all funds that have the same Morningstar Category. The highest percentile rank is 1 and the lowest is 100. It is based on Morningstar total return, which includes both income and capital gains or losses and is not adjusted for sales charges or redemption fees.

Morningstar Ratings reflect a fund's historical risk-adjusted performance in comparison to similar funds as of September 30, 2004 and are subject to change every month. Morningstar Ratings are based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance, including the effects of any sales charges, loads or redemption fees, and place more emphasis on downward variations and rewarding consistent performance. The top ten percent (10%) of funds in each category receive five (5) stars, the next twenty-two percent (22%) receive four (4) stars, the next thirty-five percent (35%) receive three (3) stars, the next twenty-two percent (22%) receive two (2) stars and the bottom ten percent (10%) receive one (1) star. The Overall Morningstar Rating for a fund is derived from a weighted-average of the performance figures associated with its three, five and ten-year Morningstar Rating metrics.

(c) 2004 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Quasar Distributors, LLC, distributor.

EXPENSE EXAMPLE

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/04 - 9/30/04).

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds' transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares of the Funds within six months of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, advisory fees, shareholder servicing fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Generation Wave Aggressive Growth Fund
                                            -------------------------------------------------------------
                                                                                       Expenses Paid
                                              Beginning            Ending              During Period
                                            Account Value      Account Value          April 1, 2004 -
                                            April 1, 2004    September 30, 2004   September 30, 2004*<F1>
                                            -------------    ------------------   -----------------------
Actual                                        $1,000.00          $  956.20                 $7.36
Hypothetical (5% return before expenses)      $1,000.00          $1,017.55                 $7.59

*<F1> Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

                                                             Generation Wave Growth Fund
                                            -------------------------------------------------------------
                                                                                       Expenses Paid
                                              Beginning            Ending              During Period
                                            Account Value      Account Value          April 1, 2004 -
                                            April 1, 2004    September 30, 2004   September 30, 2004*<F2>
                                            -------------    ------------------   -----------------------
Actual                                        $1,000.00          $  970.20                 $7.41
Hypothetical (5% return before expenses)      $1,000.00          $1,017.55                 $7.59

*<F2> Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

                                                       Generation Wave Alternative Growth Fund
                                            -------------------------------------------------------------
                                                                                       Expenses Paid
                                              Beginning            Ending              During Period
                                            Account Value      Account Value          April 1, 2004 -
                                            April 1, 2004    September 30, 2004   September 30, 2004*<F3>
                                            -------------    ------------------   -----------------------
Actual                                        $1,000.00          $  992.30                 $7.49
Hypothetical (5% return before expenses)      $1,000.00          $1,017.55                 $7.59

*<F3> Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

GENERATION WAVE AGGRESSIVE GROWTH FUND

The investment objective of the Fund is capital appreciation over the long term without regard to income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing primarily in shares of other mutual funds. In turn, those mutual funds invest primarily in equity securities of U.S. and/or foreign companies with a wide range of market capitalization. The Advisor selects the mutual funds in which the Fund invests by applying its unique combination of objective and subjective criteria to over 12,000 mutual funds available on the market.

The Fund will tend to have concentrated positions in a variety of equity funds and those funds may have concentrated positions among certain sectors or asset classes that the Advisor believes are likely to benefit from demographic, economic and lifestyle trends. The Fund, at times, will invest in a mix of large-cap, small/mid-cap, and international equity funds focused in the technology, financial services or health care sectors. The Fund may also invest, in certain circumstances, in some other combination of funds and sectors. The Fund's sector breakdown at September 30, 2004 is shown below.

                     SECTOR BREAKDOWN  % of Net Assets*<F4>

                    Financial Services                 20.7%
                    Technology                         28.2%
                    Biotechnology                       6.4%
                    Health Care                        24.8%
                    Leisure Industry                    6.8%
                    International                      13.0%
                    U.S. Treasury                       0.2%

*<F4>  Excludes net liabilities

                                        AGGRESSIVE
                                          GROWTH             S&P 500
                                        ----------           -------
Six months                               (4.38)%             (0.18)%
One year                                  9.35%              13.85%
Three year
  average annual                          5.18%               4.03%
Average annual since
  inception 6/21/01                      (0.23)%             (1.51)%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-MUTUALS OR VISITING WWW.MUTUALS.COM. The returns shown on the graph and table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. One cannot invest directly in an index. Sector allocations are subject to change.

PORTFOLIO OF INVESTMENTS

GENERATION WAVE AGGRESSIVE GROWTH FUND
September 30, 2004 (Unaudited)                           Ticker Symbol:  GWAGX

DOMESTIC EQUITY FUNDS                                           SHARES      MARKET VALUE       % OF TOTAL
---------------------                                           ------      ------------       ----------
Evergreen Health Care Fund - Class I                           116,574       $ 2,140,294            11.2%
FBR Small Cap Financial Fund - Class A                          42,902         1,539,345             8.0%
Firsthand Technology Value Fund*<F5>                            75,255         2,004,049            10.5%
Franklin Biotechnology Discovery Fund - Class A*<F5>            23,996         1,234,108             6.4%
Franklin Mutual Financial Services Fund - Class Z              116,732         2,435,031            12.7%
INVESCO Leisure Fund - Investor Class*<F5>                      31,487         1,298,205             6.8%
North Track PSE Tech 100 Index Fund - Class A*<F5>             171,036         3,388,223            17.7%
Vanguard Health Care Fund - Admiral Class                       50,714         2,611,272            13.6%
                                                                             -----------           ------
     TOTAL DOMESTIC EQUITY FUNDS (COST $15,067,290)                           16,650,527            86.9%
                                                                             -----------           ------

INTERNATIONAL EQUITY FUNDS
Matthews China Fund                                             88,382         1,242,648             6.5%
Matthews Korea Fund                                            308,725         1,253,422             6.5%
                                                                             -----------           ------
     TOTAL INTERNATIONAL EQUITY FUNDS (COST $1,868,941)                        2,496,070            13.0%
                                                                             -----------           ------

MONEY MARKET FUND
Federated Treasury Obligations Fund - Class SS                  29,281            29,281             0.2%
                                                                             -----------           ------
     TOTAL MONEY MARKET FUND (COST $29,281)                                       29,281             0.2%
                                                                             -----------           ------

TOTAL INVESTMENTS (COST $16,965,512)                                          19,175,878           100.1%
Liabilities, less Other Assets                                                   (22,472)          (0.1)%
                                                                             -----------           ------
NET ASSETS                                                                   $19,153,406           100.0%
                                                                             -----------           ------
                                                                             -----------           ------

*<F5>  Non-income producing

        HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

     Date         Generation Wave Aggressive Growth Fund       S&P 500 Index
     ----         --------------------------------------       -------------
   6/21/2001*<F6>                 $10,000                         $10,000
   6/30/2001                      $10,200                          $9,899
   9/30/2001                       $8,530                          $8,446
  12/31/2001                      $10,140                          $9,349
   3/31/2002                       $9,729                          $9,375
   6/30/2002                       $8,132                          $8,119
   9/30/2002                       $6,616                          $6,716
  12/31/2002                       $7,198                          $7,283
   3/31/2003                       $6,833                          $7,053
   6/30/2003                       $8,329                          $8,139
   9/30/2003                       $9,077                          $8,354
  12/31/2003                      $10,027                          $9,372
   3/31/2004                      $10,381                          $9,530
   6/30/2004                      $10,178                          $9,694
   9/30/2004                       $9,926                          $9,513

*<F6>  Inception date 6/21/01

              See accompanying notes to the financial statements.

GENERATION WAVE GROWTH FUND

The investment objective of the Fund is capital appreciation over the long term while at times providing a low level of current income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing primarily in shares of other mutual funds. In turn, those mutual funds invest primarily in equity securities of U.S. and/or foreign companies with a wide range of market capitalization. The Advisor selects the mutual funds in which the Fund invests by applying its unique combination of objective and subjective criteria to over 12,000 mutual funds available on the market.

The Fund will typically invest in equity funds, which are similar or identical to those used by one or more of the other Funds and may include any type of equity fund (e.g., international equity, technology or health care). The Fund will allocate its assets to less aggressive equity funds (or to aggressive equity funds in lesser percentages) as compared to the Generation Wave Aggressive Growth Fund, and also may at times add fixed-income funds to the allocation, thus diminishing the risk and volatility as compared to the Generation Wave Aggressive Growth Fund. The Fund's sector breakdown at September 30, 2004 is shown below.

                     SECTOR BREAKDOWN  % of Net Assets*<F7>

                    Financial Services                 24.3%
                    Technology                         17.5%
                    Health Care                        26.7%
                    Growth & Income                    20.8%
                    International                      10.7%
                    U.S. Treasury                       0.1%


*<F7>  Excludes net liabilities

                                     GROWTH             S&P 500
                                     ------             -------
Six months                          (2.98)%             (0.18)%
One year                            11.99%              13.85%
Three year
  average annual                     5.34%               4.03%
Average annual since
  inception 6/21/01                  0.66%              (1.51)%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-MUTUALS OR VISITING WWW.MUTUALS.COM. The returns shown on the graph and table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. One cannot invest directly in an index. Sector allocations are subject to change.

PORTFOLIO OF INVESTMENTS

GENERATION WAVE GROWTH FUND
September 30, 2004 (Unaudited)                           Ticker Symbol:  GWGFX

DOMESTIC BALANCED FUND                                          SHARES      MARKET VALUE       % OF TOTAL
----------------------                                          ------      ------------       ----------
Calamos Growth and Income Fund - Class A                       109,021       $ 3,014,419             9.1%
                                                                             -----------           ------
     TOTAL DOMESTIC BALANCED FUND (COST $3,095,359)                            3,014,419             9.1%
                                                                             -----------           ------

DOMESTIC EQUITY FUNDS
Dodge & Cox Stock Fund                                          32,835         3,905,037            11.8%
Evergreen Health Care Fund - Class I                           298,359         5,477,872            16.5%
FBR Small Cap Financial Fund - Class A                         106,313         3,814,502            11.5%
Firsthand Technology Value Fund*<F8>                            67,432         1,795,719             5.4%
Franklin Mutual Financial Services Fund - Class Z              202,979         4,234,149            12.7%
North Track PSE Tech 100 Index Fund - Class A*<F8>              56,177         1,112,875             3.3%
Vanguard Health Care Fund - Admiral Class                       65,531         3,374,178            10.2%
                                                                             -----------           ------
     TOTAL DOMESTIC EQUITY FUNDS (COST $20,246,381)                           23,714,332            71.4%
                                                                             -----------           ------

GLOBAL EQUITY FUND
PIMCO RCM Global Technology Fund - Institutional*<F8>           97,239         2,905,499             8.8%
                                                                             -----------           ------
     TOTAL GLOBAL EQUITY FUND (COST $2,393,717)                                2,905,499             8.8%
                                                                             -----------           ------

INTERNATIONAL EQUITY FUNDS
Dodge & Cox International Stock Fund                            71,828         1,923,544             5.8%
Oakmark International Fund - Class I                            86,352         1,638,961             4.9%
                                                                             -----------           ------
     TOTAL INTERNATIONAL EQUITY FUNDS (COST $2,848,313)                        3,562,505            10.7%
                                                                             -----------           ------

MONEY MARKET FUND
Federated Treasury Obligations Fund - Class SS                  30,190            30,190             0.1%
                                                                             -----------           ------
     TOTAL MONEY MARKET FUND (COST $30,190)                                       30,190             0.1%
                                                                             -----------           ------

TOTAL INVESTMENTS (COST $28,613,960)                                          33,226,945           100.1%
Liabilities, less Other Assets                                                   (37,490)          (0.1)%
                                                                             -----------           ------
NET ASSETS                                                                   $33,189,455           100.0%
                                                                             -----------           ------
                                                                             -----------           ------

*<F8>  Non-income producing

        HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

      Date                Generation Wave Growth Fund          S&P 500 Index
      ----                ---------------------------          -------------
    6/21/2001*<F9>                  $10,000                       $10,000
    6/30/2001                       $10,210                        $9,899
    9/30/2001                        $8,740                        $8,446
   12/31/2001                       $10,020                        $9,349
    3/31/2002                        $9,790                        $9,375
    6/30/2002                        $8,430                        $8,119
    9/30/2002                        $6,870                        $6,716
   12/31/2002                        $7,480                        $7,283
    3/31/2003                        $7,148                        $7,053
    6/30/2003                        $8,515                        $8,139
    9/30/2003                        $9,123                        $8,354
   12/31/2003                       $10,176                        $9,372
    3/31/2004                       $10,530                        $9,530
    6/30/2004                       $10,399                        $9,694
    9/30/2004                       $10,216                        $9,513

*<F9>  Inception date 6/21/01

              See accompanying notes to the financial statements.

GENERATION WAVE ALTERNATIVE GROWTH FUND

The investment objective of the Fund is capital appreciation over the long term while providing a moderate level of current income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing primarily in shares of other mutual funds. In turn, those mutual funds invest primarily in equity securities of U.S. and/or foreign companies with a wide range of market capitalization and fixed-income securities of varying types. The Advisor selects the mutual funds in which the Fund invests by applying its unique combination of objective and subjective criteria to over 12,000 mutual funds available on the market.

The equity funds in which the Fund may invest may be similar or identical to those used by one or more of the other Funds and may include any type of equity fund (e.g., international equity, technology or health care). The Fund may also be invested in a broad mix of fixed-income funds made up of securities with varying maturities and credit qualities, while at other times, the Fund may be invested in just one particular type of fixed-income fund. The fixed-income fund component of the Fund's allocation helps to diminish the overall risk and volatility as compared to the other more aggressive Funds. The Fund's sector breakdown at September 30, 2004 is shown below.

                    SECTOR BREAKDOWN  % of Net Assets*<F10>

                    Financial Services                 14.8%
                    Technology                          9.9%
                    Health Care                        12.6%
                    Growth & Income                    30.3%
                    Government & Corporate Bonds       12.3%
                    International                       8.7%
                    Balanced                           10.6%
                    U.S. Treasury                       0.8%

*<F10>  Excludes net liabilities

                                       ALTERNATIVE
                                          GROWTH             S&P 500
                                       -----------           -------
Six months                               (0.77)%             (0.18)%
One year                                 10.98%              13.85%
Three year
  average annual                          5.69%               4.03%
Average annual since
  inception 6/21/01                       1.45%              (1.51)%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-MUTUALS OR VISITING WWW.MUTUALS.COM. The returns shown on the graph and table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. One cannot invest directly in an index. Sector allocations are subject to change.

PORTFOLIO OF INVESTMENTS

GENERATION WAVE ALTERNATIVE GROWTH FUND
September 30, 2004 (Unaudited)                           Ticker Symbol:  GWLGX

DOMESTIC BALANCED FUND                                          SHARES      MARKET VALUE       % OF TOTAL
----------------------                                          ------      ------------       ----------
Oakmark Equity & Income Fund - Class I                          59,778       $ 1,382,067            10.6%
                                                                             -----------           ------
     TOTAL DOMESTIC BALANCED FUND (COST $1,400,000)                            1,382,067            10.6%
                                                                             -----------           ------

DOMESTIC BOND FUNDS
Evergreen Adjustable Rate Fund - Institutional                  73,944           698,027             5.3%
PIMCO Real Return Fund - Institutional                         139,311         1,613,216            12.4%
                                                                             -----------           ------
     TOTAL DOMESTIC BOND FUNDS (COST $2,307,936)                               2,311,243            17.7%
                                                                             -----------           ------

DOMESTIC EQUITY FUNDS
Calamos Growth Fund - Class A*<F11>                             22,218         1,048,248             8.0%
Dodge & Cox Stock Fund                                          18,597         2,211,752            16.9%
Franklin Mutual Financial Services Fund - Class Z               92,543         1,930,456            14.8%
Vanguard Health Care Fund - Admiral Class                       31,997         1,647,538            12.6%
                                                                             -----------           ------
     TOTAL DOMESTIC EQUITY FUNDS (COST $5,510,483)                             6,837,994            52.3%
                                                                             -----------           ------

GLOBAL EQUITY FUND
PIMCO RCM Global Technology Fund - Institutional*<F11>          43,330         1,294,712             9.9%
                                                                             -----------           ------
     TOTAL GLOBAL EQUITY FUND (COST $1,128,441)                                1,294,712             9.9%
                                                                             -----------           ------

INTERNATIONAL EQUITY FUND
Oakmark International Fund - Class I                            59,732         1,133,715             8.7%
                                                                             -----------           ------
     TOTAL INTERNATIONAL EQUITY FUND (COST $730,523)                           1,133,715             8.7%
                                                                             -----------           ------

MONEY MARKET FUND
Federated Treasury Obligations Fund - Class SS                 105,209           105,209             0.8%
                                                                             -----------           ------
     TOTAL MONEY MARKET FUND (COST $105,209)                                     105,209             0.8%
                                                                             -----------           ------

TOTAL INVESTMENTS (COST $11,182,592)                                          13,064,940           100.0%
Liabilities, less Other Assets                                                    (3,972)            0.0%
                                                                             -----------           ------
NET ASSETS                                                                   $13,060,968           100.0%
                                                                             -----------           ------
                                                                             -----------           ------

*<F11>  Non-income producing

        HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

      Date         Generation Wave Alternative Growth Fund     S&P 500 Index
      ----         ---------------------------------------     -------------
    6/21/2001<F12>                 $10,000                        $10,000
    6/30/2001                      $10,170                         $9,899
    9/30/2001                       $8,880                         $8,446
   12/31/2001                       $9,950                         $9,349
    3/31/2002                       $9,915                         $9,375
    6/30/2002                       $8,919                         $8,119
    9/30/2002                       $7,813                         $6,716
   12/31/2002                       $8,256                         $7,283
    3/31/2003                       $7,952                         $7,053
    6/30/2003                       $9,030                         $8,139
    9/30/2003                       $9,447                         $8,354
   12/31/2003                      $10,250                         $9,372
    3/31/2004                      $10,566                         $9,530
    6/30/2004                      $10,586                         $9,694
    9/30/2004                      $10,484                         $9,513

*<F12> Inception date 6/21/01

              See accompanying notes to the financial statements.

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2004 (Unaudited)

                                                   GENERATION WAVE     GENERATION WAVE     GENERATION WAVE
                                                  AGGRESSIVE GROWTH         GROWTH        ALTERNATIVE GROWTH
                                                         FUND                FUND                FUND
                                                  -----------------    ---------------    ------------------
ASSETS
Investments in securities
     At acquisition cost                              $16,965,512         $28,613,960         $11,182,592
                                                      -----------         -----------         -----------
                                                      -----------         -----------         -----------
     At value                                         $19,175,878         $33,226,945         $13,064,940
Income receivable                                              63                  65               3,793
Receivable for capital shares sold                          1,542                 500                   1
Other assets                                               18,892              26,599              15,522
                                                      -----------         -----------         -----------
     TOTAL ASSETS                                      19,196,375          33,254,109          13,084,256
                                                      -----------         -----------         -----------

LIABILITIES
Payable for capital shares redeemed                         5,025                  --                  --
Payable to Advisor                                          4,862              14,994               1,397
Payable to affiliates                                      21,101              33,937              14,230
Payable for shareholder servicing fees                      3,875               6,787               2,679
Accrued expenses and other liabilities                      8,106               8,936               4,982
                                                      -----------         -----------         -----------
     TOTAL LIABILITIES                                     42,969              64,654              23,288
                                                      -----------         -----------         -----------

NET ASSETS                                            $19,153,406         $33,189,455         $13,060,968
                                                      -----------         -----------         -----------
                                                      -----------         -----------         -----------

Net assets consist of:
Paid-in capital                                       $18,921,179         $34,120,982         $12,692,547
Accumulated net investment loss                          (150,042)           (204,050)            (30,523)
Accumulated net realized loss                          (1,828,097)         (5,340,462)         (1,483,404)
Net unrealized appreciation on investments              2,210,366           4,612,985           1,882,348
                                                      -----------         -----------         -----------
NET ASSETS                                            $19,153,406         $33,189,455         $13,060,968
                                                      -----------         -----------         -----------
                                                      -----------         -----------         -----------

Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
  $0.001 par value)                                     1,949,785           3,288,921           1,270,848
                                                      -----------         -----------         -----------
                                                      -----------         -----------         -----------

Net asset value, redemption price and
  offering price per share                            $      9.82         $     10.09         $     10.28
                                                      -----------         -----------         -----------
                                                      -----------         -----------         -----------

              See accompanying notes to the financial statements.

FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
For the Six Months Ended September 30, 2004 (Unaudited)

                                                                  GENERATION WAVE      GENERATION WAVE      GENERATION WAVE
                                                                 AGGRESSIVE GROWTH          GROWTH         ALTERNATIVE GROWTH
                                                                        FUND                 FUND                 FUND
                                                                 -----------------     ---------------     ------------------
INVESTMENT INCOME
Dividend income                                                      $     5,048         $    59,464           $  73,556
                                                                     -----------         -----------           ---------

EXPENSES
Advisory fees                                                             98,224             166,892              65,917
Shareholder servicing fees                                                25,848              43,919              17,346
Administration fees                                                       21,297              34,469              16,140
Fund accounting fees                                                      15,998              24,998              12,969
Audit fees                                                                10,343              10,193              10,197
Legal fees                                                                 7,519               6,939               6,949
Transfer agent fees and expenses                                           7,122               8,092               3,585
Federal and state registration fees                                        7,119               7,170               7,108
Custody fees                                                               2,005               2,959                 905
Reports to shareholders                                                    1,523               1,986                 819
Trustees' fees and related expenses                                        1,376               1,361               1,361
Other expenses                                                             8,352              13,768               5,619
                                                                     -----------         -----------           ---------
     TOTAL EXPENSES                                                      206,726             322,746             148,915
     Less waivers by Advisor                                             (51,636)            (59,232)            (44,836)
                                                                     -----------         -----------           ---------
     NET EXPENSES                                                        155,090             263,514             104,079
                                                                     -----------         -----------           ---------

NET INVESTMENT LOSS                                                     (150,042)           (204,050)            (30,523)
                                                                     -----------         -----------           ---------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
Net realized gain from security transactions                             165,568              79,342              34,006
Capital gain distributions from other investment companies             1,119,891           2,441,169             270,779
Change in net unrealized appreciation/depreciation on investments     (2,131,362)         (3,479,154)           (414,062)
                                                                     -----------         -----------           ---------
NET REALIZED AND UNREALIZED
  LOSS ON INVESTMENTS                                                   (845,903)           (958,643)           (109,277)
                                                                     -----------         -----------           ---------
NET DECREASE IN NET ASSETS
  FROM OPERATIONS                                                    $  (995,945)        $(1,162,693)          $(139,800)
                                                                     -----------         -----------           ---------
                                                                     -----------         -----------           ---------

              See accompanying notes to the financial statements.

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  GENERATION WAVE                         GENERATION WAVE
                                                               AGGRESSIVE GROWTH FUND                       GROWTH FUND
                                                        ------------------------------------    -----------------------------------
                                                         SIX MONTHS ENDED                        SIX MONTHS ENDED
                                                        SEPTEMBER 30, 2004      YEAR ENDED      SEPTEMBER 30, 2004      YEAR ENDED
                                                           (UNAUDITED)        MARCH 31, 2004       (UNAUDITED)        MARCH 31, 2004
                                                        ------------------    --------------    ------------------    --------------
FROM OPERATIONS
     Net investment loss                                   $  (150,042)        $  (223,091)        $  (204,050)        $  (221,278)
     Net realized gain (loss)
       from security transactions                              165,568            (185,139)             79,342             321,971
     Capital gain distributions from
       other investment companies                            1,119,891             237,932           2,441,169             277,298
     Change in net unrealized
       appreciation/depreciation on investments             (2,131,362)          8,232,907          (3,479,154)         13,547,434
                                                           -----------         -----------         -----------         -----------
Net increase (decrease) in net assets
  from operations                                             (995,945)          8,062,609          (1,162,693)         13,925,425
                                                           -----------         -----------         -----------         -----------

FROM CAPITAL SHARE TRANSACTIONS
     Proceeds from shares sold                                 754,153           2,495,927             973,289           2,779,159
     Payments for shares redeemed(1)<F13>                   (3,079,602)         (3,636,405)         (4,206,670)        (10,486,987)
                                                           -----------         -----------         -----------         -----------
Net decrease in net assets
  from capital share transactions                           (2,325,449)         (1,140,478)         (3,233,381)         (7,707,828)
                                                           -----------         -----------         -----------         -----------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS                                             (3,321,394)          6,922,131          (4,396,074)          6,217,597

NET ASSETS:
     Beginning of period                                    22,474,800          15,552,669          37,585,529          31,367,932
                                                           -----------         -----------         -----------         -----------
     End of period                                         $19,153,406         $22,474,800         $33,189,455         $37,585,529
                                                           -----------         -----------         -----------         -----------
                                                           -----------         -----------         -----------         -----------
ACCUMULATED NET
  INVESTMENT INCOME (LOSS)                                 $  (150,042)        $        --         $  (204,050)        $        --
                                                           -----------         -----------         -----------         -----------
                                                           -----------         -----------         -----------         -----------

(1)<F13> Net of redemption fees of $5,062 and $335, respectively, for the Generation Wave Aggressive Growth Fund, and $859 and $6,779, respectively, for the Generation Wave Growth Fund.

              See accompanying notes to the financial statements.

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                           GENERATION WAVE
                                                                                       ALTERNATIVE GROWTH FUND
                                                                                 ------------------------------------
                                                                                  SIX MONTHS ENDED
                                                                                 SEPTEMBER 30, 2004      YEAR ENDED
                                                                                    (UNAUDITED)        MARCH 31, 2004
                                                                                 ------------------    --------------
FROM OPERATIONS
   Net investment loss                                                              $   (30,523)        $   (23,238)
   Net realized gain from security transactions                                          34,006             212,055
   Capital gain distributions from
     other investment companies                                                         270,779              79,179
   Change in net unrealized appreciation/depreciation on investments                   (414,062)          3,579,880
                                                                                    -----------         -----------
Net increase (decrease) in net assets from operations                                  (139,800)          3,847,876
                                                                                    -----------         -----------

FROM DISTRIBUTIONS
   Net investment income                                                                     --             (41,801)
                                                                                    -----------         -----------
Net decrease in net assets resulting from distributions paid                                 --             (41,801)
                                                                                    -----------         -----------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                            283,607           2,223,926
   Net asset value of shares issued in
     reinvestment of distributions to shareholders                                           --              41,036
   Payments for shares redeemed(1)<F14>                                              (1,873,240)         (3,626,600)
                                                                                    -----------         -----------
Net decrease in net assets from capital share transactions                           (1,589,633)         (1,361,638)
                                                                                    -----------         -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                              (1,729,433)          2,444,437

NET ASSETS:
   Beginning of period                                                               14,790,401          12,345,964
                                                                                    -----------         -----------
   End of period                                                                    $13,060,968         $14,790,401
                                                                                    -----------         -----------
                                                                                    -----------         -----------

ACCUMULATED NET INVESTMENT INCOME (LOSS)                                            $   (30,523)        $        --
                                                                                    -----------         -----------
                                                                                    -----------         -----------

(1)<F14>  Net of redemption fees of $2,898 and $547, respectively.

              See accompanying notes to the financial statements.

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

                                                                                   GENERATION WAVE
                                                                                AGGRESSIVE GROWTH FUND
                                                   --------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                   SEPTEMBER 30, 2004      YEAR ENDED       YEAR ENDED            PERIOD ENDED
                                                      (UNAUDITED)        MARCH 31, 2004   MARCH 31, 2003     MARCH 31, 2002(1)<F15>
                                                   ------------------    --------------   --------------     ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.27             $  6.76          $  9.69                $ 10.00
                                                        -------             -------          -------                -------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
     Net investment loss(6)<F20>                          (0.08)(5)<F19>      (0.10)(5)<F19>   (0.11)(5)<F19>         (0.05)(5)<F19>
     Net realized and unrealized
       gain (loss) on investments                         (0.37)               3.61            (2.77)                 (0.22)
                                                        -------             -------          -------                -------
Total from investment operations                          (0.45)               3.51            (2.88)                 (0.27)
                                                        -------             -------          -------                -------

LESS DISTRIBUTIONS PAID:
     From net realized gain on investments                   --                  --            (0.05)                 (0.04)
                                                        -------             -------          -------                -------
Total distributions paid                                     --                  --            (0.05)                 (0.04)
                                                        -------             -------          -------                -------

Paid-in capital from redemption fees (Note 2)                --(8)<F22>          --(8)<F22>       --(8)<F22>             --(8)<F22>
                                                        -------             -------          -------                -------

NET ASSET VALUE, END OF PERIOD                          $  9.82             $ 10.27          $  6.76                $  9.69
                                                        -------             -------          -------                -------
                                                        -------             -------          -------                -------

TOTAL RETURN(2)<F16>                                    (4.38)%              51.92%         (29.77)%                (2.71)%
                                                        -------             -------          -------                -------
                                                        -------             -------          -------                -------

SUPPLEMENTAL DATA AND RATIOS:

Net assets at end of period (000's)                     $19,153             $22,475          $15,553                $25,759

Ratio of expenses to
  average net assets(3)<F17>(4)<F18>(7)<F21>              1.50%               1.50%            1.50%                  1.50%

Ratio of net investment loss
  to average net assets(3)<F17>(4)<F18>(7)<F21>         (1.45)%             (1.07)%          (1.34)%                (0.90)%

Portfolio turnover rate                                  32.12%               2.82%           43.50%                 19.50%

(1)<F15>  Fund commenced operations on June 21, 2001.
(2)<F16>  Not annualized for periods less than a full year.
(3)<F17> Net of waivers and reimbursement of expenses by Advisor. Without waivers and reimbursement of expenses, the ratio of expenses to average net assets would have been 2.00%, 2.02%, 2.11% and 1.96% and the ratio of net investment loss to average net assets would have been (1.95)%, (1.59)%, (1.95)% and (1.36)% for the periods ended September 30, 2004, March 31, 2004, March 31, 2003 and March 31, 2002,
          respectively.
(4)<F18>  Annualized.
(5)<F19>  Per share net investment loss was calculated prior to tax adjustments.
(6)<F20> Recognition of investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.
(7)<F21> Does not include expenses of investment companies in which the Fund invests.
(8)<F22>  Less than one cent per share.

              See accompanying notes to the financial statements.

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

                                                                                   GENERATION WAVE
                                                                                     GROWTH FUND
                                                   --------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                   SEPTEMBER 30, 2004      YEAR ENDED       YEAR ENDED            PERIOD ENDED
                                                      (UNAUDITED)        MARCH 31, 2004   MARCH 31, 2003     MARCH 31, 2002(1)<F23>
                                                   ------------------    --------------   --------------     ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.40             $  7.06          $  9.79                $ 10.00
                                                        -------             -------          -------                -------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
     Net investment loss(6)<F28>                          (0.06)(5)<F27>      (0.06)(5)<F27>   (0.09)(5)<F27>         (0.04)(5)<F27>
     Net realized and unrealized
       gain (loss) on investments                         (0.25)               3.40            (2.55)                 (0.18)
                                                        -------             -------          -------                -------
Total from investment operations                          (0.31)               3.34            (2.64)                 (0.22)
                                                        -------             -------          -------                -------

LESS DISTRIBUTIONS PAID:
     From net realized gain on investments                   --                  --            (0.09)                    --
                                                        -------             -------          -------                -------
Total distributions paid                                     --                  --            (0.09)                    --
                                                        -------             -------          -------                -------

Paid-in capital from redemption fees (Note 2)                --(8)<F30>          --(8)<F30>       --(8)<F30>           0.01
                                                        -------             -------          -------                -------

NET ASSET VALUE, END OF PERIOD                          $ 10.09             $ 10.40          $  7.06                $  9.79
                                                        -------             -------          -------                -------
                                                        -------             -------          -------                -------

TOTAL RETURN(2)<F24>                                    (2.98)%              47.31%         (26.98)%                (2.10)%
                                                        -------             -------          -------                -------
                                                        -------             -------          -------                -------

SUPPLEMENTAL DATA AND RATIOS:

Net assets at end of period (000's)                     $33,189             $37,586          $31,368                $55,181

Ratio of expenses to
  average net assets(3)<F25>(4)<F26>(7)<F29>              1.50%               1.50%            1.50%                  1.50%

Ratio of net investment loss
  to average net assets(3)<F25>(4)<F26>(7)<F29>         (1.16)%             (0.59)%          (1.04)%                (0.63)%

Portfolio turnover rate                                  33.59%               1.66%           39.50%                 27.91%


(1)<F23>  Fund commenced operations on June 21, 2001.
(2)<F24>  Not annualized for periods less than a full year.
(3)<F25> Net of waivers and reimbursement of expenses by Advisor. Without waivers and reimbursement of expenses, the ratio of expenses to average net assets would have been 1.84%, 1.89%, 2.08% and 1.76% and the ratio of net investment loss to average net assets would have been (1.50)%, (0.98)%, (1.62)% and (0.89)% for the periods ended September 30, 2004, March 31, 2004, March 31, 2003 and March 31, 2002,
          respectively.
(4)<F26>  Annualized.
(5)<F27>  Per share net investment loss was calculated prior to tax adjustments.
(6)<F28> Recognition of investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.
(7)<F29> Does not include expenses of investment companies in which the Fund invests.
(8)<F30>  Less than one cent per share.

              See accompanying notes to the financial statements.

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

                                                                                   GENERATION WAVE
                                                                               ALTERNATIVE GROWTH FUND
                                                   --------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                   SEPTEMBER 30, 2004      YEAR ENDED       YEAR ENDED            PERIOD ENDED
                                                      (UNAUDITED)        MARCH 31, 2004   MARCH 31, 2003     MARCH 31, 2002(1)<F31>
                                                   ------------------    --------------   --------------     ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.36             $  7.82          $  9.86                $ 10.00
                                                        -------             -------          -------                -------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
     Net investment income (loss)(6)<F36>                 (0.02)(5)<F35>      (0.01)(5)<F35>    0.03                   0.04(5)<F35>
     Net realized and unrealized
       gain (loss) on investments                         (0.06)               2.58            (1.98)                 (0.13)
                                                        -------             -------          -------                -------
Total from investment operations                          (0.08)               2.57            (1.95)                 (0.09)
                                                        -------             -------          -------                -------

LESS DISTRIBUTIONS PAID:
     From net investment income                              --               (0.03)              --                  (0.05)
     From net realized gain on investments                   --                  --            (0.09)                    --(8)<F38>
                                                        -------             -------          -------                -------
Total distributions paid                                     --               (0.03)           (0.09)                 (0.05)
                                                        -------             -------          -------                -------

Paid-in capital from redemption fees (Note 2)                --(8)<F38>          --(8)<F38>       --(8)<F38>             --(8)<F38>
                                                        -------             -------          -------                -------

NET ASSET VALUE, END OF PERIOD                          $ 10.28             $ 10.36          $  7.82                $  9.86
                                                        -------             -------          -------                -------
                                                        -------             -------          -------                -------

TOTAL RETURN(2)<F32>                                    (0.77)%              32.87%         (19.79)%                (0.85)%
                                                        -------             -------          -------                -------
                                                        -------             -------          -------                -------

SUPPLEMENTAL DATA AND RATIOS:

Net assets at end of period (000's)                     $13,061             $14,790          $12,346                $19,261

Ratio of expenses to
  average net assets(3)<F33>(4)<F34>(7)<F37>              1.50%               1.50%            1.50%                  1.50%

Ratio of net investment income (loss)
  to average net assets(3)<F33>(4)<F34>(7)<F37>         (0.44)%             (0.17)%            0.29%                  0.63%

Portfolio turnover rate                                  25.04%               1.93%           41.57%                 19.36%

(1)<F31>  Fund commenced operations on June 21, 2001.
(2)<F32>  Not annualized for periods less than a full year.
(3)<F33> Net of waivers and reimbursement of expenses by Advisor. Without waivers and reimbursement of expenses, the ratio of expenses to average net assets would have been 2.15%, 2.16%, 2.25% and 2.12% and the ratio of net investment income (loss) to average net assets would have been (1.09)%, (0.83)%, (0.46)% and 0.01% for the periods ended September 30, 2004, March 31, 2004, March 31, 2003 and March 31, 2002,
          respectively.
(4)<F34>  Annualized.
(5)<F35> Per share net investment income (loss) was calculated prior to tax adjustments.
(6)<F36> Recognition of investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.
(7)<F37> Does not include expenses of investment companies in which the Fund invests.
(8)<F38>  Less than one cent per share.

              See accompanying notes to the financial statements.

NOTES TO FINANCIAL STATEMENTS
September 30, 2004 (Unaudited)

(1)  ORGANIZATION

MUTUALS.com (the "Trust") was organized as a Delaware business trust under a Declaration of Trust dated March 20, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Generation Wave Aggressive Growth Fund, Generation Wave Growth Fund and Generation Wave Alternative Growth Fund (the "Funds"), each represent a distinct portfolio with its own investment objectives and policies within the Trust. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares
are held.   The Funds became effective and commenced operations on June 21,
2001.

(2)  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States ("GAAP").

  (a) Investment Valuation - The assets of each Fund consist primarily, if not exclusively, of shares of underlying mutual funds, which are valued at their respective NAVs. Most underlying fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security held by an underlying fund or if the value of a security held by an underlying fund has been materially affected by events occurring after the close of the applicable exchange or market on which the security is principally traded (e.g., a foreign exchange or market), that security may be valued at its fair market value as determined in good faith in accordance with procedures approved by the underlying funds' Board of Trustees. The NAV of each Fund will fluctuate with the value of the securities held by the underlying funds in which it principally invests.

  (b) Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

  (c) Distributions to Shareholders - The Funds will distribute any net investment income and any net realized long or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The tax character of distributions paid during the six months ended September 30, 2004 and the year ended March 31, 2004 were as follows:

                                                       SIX MONTHS ENDED                 YEAR ENDED
                                                      SEPTEMBER 30, 2004              MARCH 31, 2004
                                                   -------------------------     -------------------------
                                                   ORDINARY      LONG-TERM       ORDINARY      LONG-TERM
                                                    INCOME     CAPITAL GAINS      INCOME     CAPITAL GAINS
                                                   --------    -------------     --------    -------------
Generation Wave Aggressive Growth Fund            $     --       $     --       $     --       $     --
Generation Wave Growth Fund                             --             --             --             --
Generation Wave Alternative Growth Fund                 --             --         41,801             --

As of March 31, 2004, the components of accumulated earnings on a tax basis were as follows:

                                               GENERATION WAVE                         GENERATION WAVE
                                                  AGGRESSIVE       GENERATION WAVE       ALTERNATIVE
                                                 GROWTH FUND         GROWTH FUND         GROWTH FUND
                                               ---------------     ---------------     ---------------
Cost basis of investments for
  federal income tax purposes                    $18,260,981         $29,832,003         $12,621,354
                                                 -----------         -----------         -----------
                                                 -----------         -----------         -----------
Gross tax unrealized appreciation                $ 4,640,198         $ 7,847,673         $ 2,289,672
Gross tax unrealized depreciation                   (384,103)            (32,659)            (26,729)
                                                 -----------         -----------         -----------
Net tax unrealized appreciation                    4,256,095           7,815,014           2,262,943
                                                 -----------         -----------         -----------
Undistributed ordinary income                             --                  --                  --
Undistributed long-term capital gain                      --                  --                  --
                                                 -----------         -----------         -----------
Total distributable earnings                              --                  --                  --
                                                 -----------         -----------         -----------
Other accumulated losses                          (3,027,923)         (7,583,848)         (1,754,722)
                                                 -----------         -----------         -----------
Total accumulated earnings                       $ 1,228,172         $   231,166         $   508,221
                                                 -----------         -----------         -----------
                                                 -----------         -----------         -----------

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At March 31, 2004, the Funds had the following capital loss carryforwards:

  GENERATION WAVE                         GENERATION WAVE
     AGGRESSIVE       GENERATION WAVE       ALTERNATIVE
    GROWTH FUND         GROWTH FUND         GROWTH FUND          EXPIRATION
  ---------------     ---------------     ---------------        ----------
     $  927,831          $2,617,110          $  308,801             2011
     $2,100,092          $4,967,524          $1,445,921             2012

  (d) Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  (e) Share Valuation - The net asset value ("NAV") per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds' shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund's net asset value per share. The Funds charge a 2.00% redemption fee on shares held less than six months. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as paid-in capital and such fees become part of that Fund's daily NAV calculation.

  (f) Other - Investment transactions are accounted for on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)  TRANSACTIONS WITH AFFILIATES

The Trust has an Investment Advisory Agreement (the "Agreement") with Mutuals Advisors, Inc. (the "Advisor"), formerly known as MUTUALS.com, Inc., with whom a certain officer of the Trust is affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the annual rate of 0.95% of each Fund's average daily net assets. The Trust has also entered into a Shareholder Services Agreement with the Advisor, under which the Advisor and other third parties provide certain services to the shareholders. The Advisor receives an annual fee of 0.25% of each Fund's average daily net assets.

The Advisor has agreed to waive, through July 31, 2014, its management fee and/or reimburse the Funds' other expenses to the extent necessary to ensure that the Funds' operating expenses do not exceed 1.50% of each Fund's average daily net assets. For the six months ended September 30, 2004, expenses of $51,636, $59,232 and $44,836 were waived by the Advisor in the Generation Wave Aggressive Growth Fund, Generation Wave Growth Fund and Generation Wave Alternative Growth Fund, respectively. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund's expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

                     GENERATION WAVE                       GENERATION WAVE
                        AGGRESSIVE      GENERATION WAVE      ALTERNATIVE
                       GROWTH FUND        GROWTH FUND        GROWTH FUND
                     ---------------    ---------------    ---------------
          2005           $70,021            $85,501            $72,644
          2006          $113,037           $226,932           $109,770
          2007          $107,925           $148,235            $91,644
          2008           $51,636            $59,232            $44,836

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Funds.

(4)  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Generation Wave Aggressive Growth Fund were as follows:

                                SIX MONTHS ENDED            YEAR ENDED
                               SEPTEMBER 30, 2004         MARCH 31, 2004
                               ------------------         --------------
Shares sold                          77,375                  273,479
Shares redeemed                    (317,013)                (386,386)
                                   --------                 --------
Net decrease                       (239,638)                (112,907)
                                   --------                 --------
                                   --------                 --------

Transactions in shares of the Generation Wave Growth Fund were as follows:

                                SIX MONTHS ENDED            YEAR ENDED
                               SEPTEMBER 30, 2004         MARCH 31, 2004
                               ------------------         --------------
Shares sold                          98,937                  296,093
Shares redeemed                    (424,078)              (1,123,612)
                                   --------               ----------
Net decrease                       (325,141)                (827,519)
                                   --------               ----------
                                   --------               ----------

Transactions in shares of the Generation Wave Alternative Growth Fund were as follows:

                                SIX MONTHS ENDED            YEAR ENDED
                               SEPTEMBER 30, 2004         MARCH 31, 2004
                               ------------------         --------------
Shares sold                          28,457                  224,663
Shares issued to holders in
  reinvestment of distributions          --                    4,075
Shares redeemed                    (185,600)                (379,932)
                                   --------                 --------
Net decrease                       (157,143)                (151,194)
                                   --------                 --------
                                   --------                 --------

(5)  INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended September 30, 2004, are summarized below:

                                                PURCHASES          SALES
                                                ---------          -----
Generation Wave Aggressive Growth Fund         $ 6,569,774      $ 8,821,876
Generation Wave Growth Fund                     11,739,892       15,076,422
Generation Wave Alternative Growth Fund          3,400,436        4,625,210

There were no purchases or sales of U.S. government securities for any of the Funds.

(6)  CREDIT FACILITY

U.S. Bank, N.A. (the "Bank") has made available to the Generation Wave Aggressive Growth Fund, the Generation Wave Growth Fund and the Generation Wave Alternative Growth Fund a credit facility pursuant to three separate Loan and Security Agreements for each of the above mentioned Funds dated March 7, 2002 for the purpose of purchasing portfolio securities. Advances are collateralized by a first lien against the Funds' assets. During the six months ended September 30, 2004, the Funds did not draw upon this line of credit.

(7)  CHANGE IN INDEPENDENT AUDITORS

In February 2004, Ernst & Young LLP ("E&Y") declined to stand for re-election as independent auditors of the Funds.

The reports of E&Y on the financial statements of the Funds since inception contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the fiscal period ended March 31, 2002, for the fiscal year ended March 31, 2003 and through February 2004, there have been no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y would have caused them to make reference thereto in their report on the financial statements for such periods.

The Funds, with the approval of their Board of Trustees, and their Audit Committee, engaged Tait, Weller & Baker as their new independent auditors as of April 19, 2004.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in the semi-annual report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the advisor's or portfolio manager's forecasts and predictions, and the appropriateness of the investment programs designed by the advisor or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

PROXY VOTING POLICIES AND PROCEDURES

MUTUALS.com has adopted proxy voting policies and procedures that delegate to Mutuals Advisors, Inc., the Funds' investment advisor (the "Advisor"), the authority to vote proxies. A description of the Funds' proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-800-MUTUALS. A description of these policies and procedures is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at http://www.sec.gov.

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 (starting with the year ended June 30, 2004) are available without charge by calling 1-800-MUTUALS or by accessing the SEC's website at http://www.sec.gov.

Beginning with the Funds' first and third quarters ending after July 9, 2004, the Funds will file complete schedules of portfolio holdings with the SEC on Form N-Q. Form N-Q will be available without charge, upon request, by calling 1-800-MUTUALS or by accessing the SEC's website at http://www.sec.gov.

MUTUALS.COM
GENERATION WAVE AGGRESSIVE GROWTH FUND
GENERATION WAVE GROWTH FUND
GENERATION WAVE ALTERNATIVE GROWTH FUND

Investment Advisor                   MUTUALS ADVISORS, INC.
                                     Plaza of the Americas
                                     700 North Pearl Street, Suite 900
                                     Dallas, Texas 75201

Legal Counsel                        GODFREY & KAHN, S.C.
                                     780 North Water Street
                                     Milwaukee, Wisconsin 53202

Independent Auditors                 TAIT, WELLER & BAKER
                                     1818 Market Street, Suite 2400
                                     Philadelphia, Pennsylvania 19103

Transfer Agent, Fund Accountant      U.S. BANCORP FUND SERVICES, LLC
and Fund Administrator               615 East Michigan Street
                                     Milwaukee, Wisconsin 53202

Custodian                            U.S. BANK, N.A.
                                     425 Walnut Street
                                     Cincinnati, Ohio 45202

Distributor                          QUASAR DISTRIBUTORS, LLC
                                     615 East Michigan Street
                                     Milwaukee, Wisconsin 53202

(VICE FUND LOGO)

                                  SEMI-ANNUAL
                               September 30, 2004

INVESTMENT ADVISOR

MUTUALS ADVISORS, INC.

MUTUALS ADVISORS, INC.
PLAZA OF THE AMERICAS
700 NORTH PEARL STREET, SUITE 900
DALLAS, TEXAS 75201

PHONE:  1-800-MUTUALS
FAX:    1-888-MUTUALS
WEB:    WWW.VICEFUND.COM

                               TABLE OF CONTENTS

LETTER TO SHAREHOLDERS                                                       3

EXPENSE EXAMPLE                                                              4

INVESTMENT HIGHLIGHTS                                                        5

PORTFOLIO OF INVESTMENTS                                                     6

STATEMENT OF ASSETS AND LIABILITIES                                          9

STATEMENT OF OPERATIONS                                                     10

STATEMENTS OF CHANGES IN NET ASSETS                                         11

FINANCIAL HIGHLIGHTS                                                        12

NOTES TO FINANCIAL STATEMENTS                                               13

                             LETTER TO SHAREHOLDERS

                                                               November 29, 2004

Dear Fellow Shareholders,

Following a strong market rebound in 2003, the overall stock market has been rather stagnant in 2004, especially for the six-month period represented in this semi-annual report. From April 1 through September 30, 2004, the Standard & Poor's 500 Index had a total return of -0.18%. There is obviously a great deal of uncertainty in the market right now, especially with presidential elections, oil prices and the Iraq situation weighing heavily on investors' minds. At times like these it's easy to be frustrated, but it's important to stay on course as a long-term investor. It also becomes more important than ever to know where a fund ranks versus its peers.

We're proud of the fact that the Vice Fund has out-performed the market (S&P 500 Index) for the past 6 months, 9 months, 1 year, 2 years and since its inception date of August 30, 2002. THE VICE FUND'S TOTAL RETURN RANKS IT IN THE TOP 1% AMONG 684 TOTAL FUNDS IN THE MULTI-CAP CORE CATEGORY ACCORDING TO LIPPER ANALYTICAL SERVICES FOR THE ONE-YEAR PERIOD ENDED SEPTEMBER 30, 2004. More detailed return information is contained inside on page 5.

We believe that consumer-driven, large-cap "sin stocks" can be excellent conservative or defensive investments. We think they provide more stability to the Fund. When the overall market goes through growth phases, as it did in 2003, we believe the growth-oriented Gaming and Aerospace/Defense portions of our portfolio, plus smaller cap Alcohol stocks can "take over" and provide aggressive growth possibilities in our Fund.

If you look at the schedule of investments contained in this report and pick out the largest 10-15 holdings, you'll notice a great deal of well known, large, and in many cases, conservative companies. In recent months, I've made a concerted effort to increase holdings in large-cap and value-oriented stocks for increased stability in the portfolio.

Regardless of the overall market, we remain confident in the long-term returns opportunities available by investing in the industries of alcohol, gaming, tobacco and aerospace/defense.

As a Vice Fund shareholder, you may not be aware of the other Funds offered by MUTUALS.com. Please look them up. I think you'll be impressed with the Fund holdings, as well as the past returns and rankings. Information and the prospectus are available at the website www.MUTUALS.com. The MUTUALS.com Generation Wave Funds include Aggressive Growth (GWAGX), Growth (GWGFX) and Alternative Growth (GWLGX).

PLEASE REMEMBER THAT DETAILED FUND INFORMATION INCLUDING HOLDINGS AND PERFORMANCE, UPDATED MONTHLY, IS ALWAYS AVAILABLE AT WWW.VICEFUND.COM. IT IS ALSO AVAILABLE THROUGH WWW.MUTUALS.COM, UNDER THE LINK FOR VICE FUND.

Thank you for your continued support of the Vice Fund. Cheers.

/s/Dan S. Ahrens

Dan S. Ahrens, President
Mutuals Advisors, Inc.

Opinions expressed are those of Mutuals Advisors, Inc. and are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

Mutual fund investing involves risk; loss of principal is possible. This report is intended for shareholder use only and must be preceded or accompanied by a prospectus. Read it carefully before investing or sending money. Past performance does not guarantee future results.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

MUTUAL FUNDS WITH A NARROW INVESTMENT FOCUS ARE SUBJECT TO GREATER PRICE FLUCTUATIONS THAN FUNDS WITH BROADER INVESTMENT CHOICES. THE VICE FUND MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS.

Lipper Analytical Services, Inc. is an independent mutual fund research and rating service. Each Lipper average represents a universe of Funds with similar investment objectives. Rankings for the periods shown are based on Fund total returns with dividends and distributions reinvested and do not reflect sales charges.

Quasar Distributors, LLC, distributor.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/04 - 9/30/04).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund's transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares of the Fund within six months of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, advisory fees, shareholder servicing fees, 12b-1 fees, fund administration and accounting, custody and transfer agent fees.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                      Vice Fund
                                           ----------------------------------------------------------------
                                                                                        Expenses Paid
                                             Beginning             Ending               During Period
                                           Account Value       Account Value           April 1, 2004 -
                                           April 1, 2004     September 30, 2004    September 30, 2004*<F39>
                                           -------------     ------------------    ------------------------
Actual                                       $1,000.00           $1,011.30                  $8.82
Hypothetical (5% return before expenses)     $1,000.00           $1,016.29                  $8.85

*<F39> Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

INVESTMENT HIGHLIGHTS

        HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

             Date                  Vice Fund              S&P 500 Index
             ----                  ---------              -------------
           8/30/2002*<F40>          $10,000                  $10,000
           9/30/2002                 $9,510                   $8,913
          12/31/2002                 $9,400                   $9,665
           3/31/2003                 $8,490                   $9,361
           6/30/2003                $10,334                  $10,802
           9/30/2003                $11,015                  $11,088
          12/31/2003                $12,627                  $12,438
           3/31/2004                $13,358                  $12,648
           6/30/2004                $13,828                  $12,866
           9/30/2004                $13,508                  $12,625

*<F40>  Inception

                     TOTAL RETURNS AS OF SEPTEMBER 30, 2004

                                              VICE FUND         S&P 500 INDEX
                                              ---------         -------------
Six Months                                       1.13%             (0.18)%
Nine Months                                      6.98%               1.51%
One Year                                        22.64%              13.85%
Average Annual Two Years                        19.18%              19.02%
Average Annual Since Inception (8/30/02)        15.51%              11.83%

                       SECTOR BREAKDOWN  % of Net Assets

                    Aerospace/Defense                  24.5%
                    Alcoholic Beverages                22.0%
                    Casinos, Gambling & Lotteries      27.3%
                    Miscellaneous                       9.3%
                    Tobacco                            13.3%
                    Variable Rate Demand Notes          3.5%
                    Other Assets, Less Liabilities      0.1%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-MUTUALS OR VISITING WWW.VICEFUND.COM.

The returns shown on the graph and the table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. One cannot invest directly in an index.

PORTFOLIO OF INVESTMENTS

September 30, 2004 (Unaudited)                           Ticker Symbol:  VICEX

COMMON STOCKS                                                   SHARES        MARKET VALUE       % OF TOTAL
-------------                                                   ------        ------------       ----------
AEROSPACE/DEFENSE
Curtiss-Wright Corp.                                             3,600         $   206,028             1.4%
Engineered Support Systems, Inc.                                 6,169             281,553             1.9%
General Dynamics Corp.                                           1,500             153,150             1.0%
Honeywell International Inc.                                     6,100             218,746             1.5%
L-3 Communications Holdings, Inc.                                9,700             649,900             4.4%
Lockheed Martin Corp.                                            6,800             379,304             2.6%
ManTech International Corp. - Class A*<F42>                     19,500             365,040             2.5%
Northrop Grumman Corp.                                           9,000             479,970             3.3%
United Defense Industries, Inc.*<F42>                           11,000             439,890             3.0%
United Technologies Corp.                                        4,600             429,548             2.9%
                                                                               -----------           ------
                                                                                 3,603,129            24.5%
                                                                               -----------           ------

ALCOHOLIC BEVERAGES
Adolph Coors Co. - Class B                                       3,600             244,512             1.7%
Anheuser-Busch Companies, Inc.                                  11,100             554,445             3.8%
BJ's Restaurants Inc.*<F42>                                     12,900             204,723             1.4%
Brown-Forman Corp. - Class B                                     3,000             137,400             0.9%
Central European Distribution Corp.*<F42>                       14,650             327,281             2.2%
Companhia de Bebidas das Americas (AmBev), ADR                   9,300             208,320             1.4%
Constellation Brands, Inc. - Class A*<F42>                      12,800             487,168             3.3%
Diageo plc, ADR                                                  7,600             383,268             2.6%
Fomento Economico Mexicano, S.A. de C.V., ADR                    2,700             119,286             0.8%
Fortune Brands, Inc.                                             7,200             533,448             3.6%
Heineken NV, ADR                                                 1,250              37,633             0.3%
                                                                               -----------           ------
                                                                                 3,237,484            22.0%
                                                                               -----------           ------

CASINOS, GAMBLING & LOTTERIES
Alliance Gaming Corp.*<F42>                                     18,900             284,634             1.9%
Ameristar Casinos, Inc.                                          8,100             245,025             1.7%
GTECH Holdings Corp.                                            12,400             313,968             2.1%
Harrah's Entertainment, Inc.                                    11,400             603,972             4.1%
International Game Technology                                   12,100             434,995             3.0%
Kerzner International Ltd.*<F42>                                 2,300             101,131             0.7%
MGM MIRAGE*<F42>                                                 9,100             451,815             3.1%
Mikohn Gaming Corp.*<F42>                                       46,400             269,120             1.8%
Multimedia Games, Inc.*<F42>                                    24,100             373,550             2.5%
Penn National Gaming, Inc.*<F42>                                 6,500             262,600             1.8%
Scientific Games Corp. - Class A*<F42>                          16,400             313,240             2.1%
Shuffle Master, Inc.*<F42>                                       9,800             367,108             2.5%
                                                                               -----------           ------
                                                                                 4,021,158            27.3%
                                                                               -----------           ------

MISCELLANEOUS
Activision, Inc.*<F42>                                           8,000             110,960             0.8%
Electronic Arts Inc.*<F42>                                       6,100             280,539             1.9%
Guitar Center, Inc.*<F42>                                        2,400             103,920             0.7%
Harley-Davidson, Inc.                                            4,300             255,592             1.7%
Microsoft Corp.                                                 12,600             348,390             2.4%
Netflix Inc.*<F42>                                               4,500              69,390             0.5%
SCP Pool Corp.                                                   7,350             196,539             1.3%
                                                                               -----------           ------
                                                                                 1,365,330             9.3%
                                                                               -----------           ------

TOBACCO
Altria Group, Inc.                                               9,700             456,288             3.1%
British American Tobacco plc, ADR                               15,200             443,688             3.0%
Imperial Tobacco Group plc, ADR                                  5,900             258,656             1.8%
Loews Corp. - Carolina Group                                     2,700              65,799             0.4%
Reynolds American Inc.                                           2,000             136,080             0.9%
Standard Commercial Corp.                                        9,800             154,350             1.0%
Swedish Match AB, ADR                                            1,600             170,462             1.2%
Universal Corp.                                                  2,900             129,456             0.9%
UST Inc.                                                         3,800             152,988             1.0%
                                                                               -----------           ------
                                                                                 1,967,767            13.3%
                                                                               -----------           ------
     TOTAL COMMON STOCKS (COST $11,933,143)                                     14,194,868            96.4%
                                                                               -----------           ------

SHORT-TERM INVESTMENTS

VARIABLE RATE DEMAND NOTES(1)<F41>
American Family Financial Services Inc., 1.4525%               411,000             411,000             2.8%
Wisconsin Corporate Central Credit Union, 1.5100%              103,295             103,295             0.7%
                                                                               -----------           ------
     TOTAL SHORT-TERM INVESTMENTS (COST $514,295)                                  514,295             3.5%
                                                                               -----------           ------

TOTAL INVESTMENTS (COST $12,447,438)                                            14,709,163            99.9%
Other Assets, less Liabilities                                                      14,551             0.1%
                                                                               -----------           ------
NET ASSETS                                                                     $14,723,714           100.0%
                                                                               -----------           ------
                                                                               -----------           ------

(1)<F41> Variable rate demand notes are considered short-term obligations and are payable upon demand. Interest rates change periodically on specified dates. The rates listed are as of September 30, 2004.
  *<F42>   Non-income producing
ADR - American Depositary Receipt

              See accompanying notes to the financial statements.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2004 (Unaudited)

ASSETS
Investments in securities
   At acquisition cost                                             $12,447,438
                                                                   -----------
                                                                   -----------
   At value                                                        $14,709,163
Income receivable                                                       20,701
Receivable for capital shares sold                                      18,575
Receivable from Advisor                                                    201
Other assets                                                            19,755
                                                                   -----------
   TOTAL ASSETS                                                     14,768,395
                                                                   -----------

LIABILITIES
Payable for capital shares redeemed                                      6,121
Payable to affiliates                                                   19,563
Payable for distribution fees                                            2,917
Payable for shareholder servicing fees                                   2,917
Accrued expenses and other liabilities                                  13,163
                                                                   -----------
   TOTAL LIABILITIES                                                    44,681
                                                                   -----------

NET ASSETS                                                         $14,723,714
                                                                   -----------
                                                                   -----------
Net assets consist of:
Paid-in capital                                                    $12,416,944
Accumulated net investment loss                                        (22,437)
Accumulated net realized gain                                           67,482
Net unrealized appreciation on investments                           2,261,725
                                                                   -----------
NET ASSETS                                                         $14,723,714
                                                                   -----------
                                                                   -----------

Shares of beneficial interest outstanding (unlimited number
  of shares authorized, $0.001 par value)                            1,091,625
                                                                   -----------
                                                                   -----------

Net asset value, redemption price and offering price per share     $     13.49
                                                                   -----------
                                                                   -----------

              See accompanying notes to the financial statements.

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2004 (Unaudited)

INVESTMENT INCOME
Dividend income(1)<F43>                                               $ 88,461
Interest income                                                          2,474
                                                                      --------
                                                                        90,935
                                                                      --------

EXPENSES
Advisory fees                                                           61,545
Transfer agent fees and expenses                                        16,437
Distribution fees                                                       16,196
Shareholder servicing fees                                              16,196
Administration fees                                                     14,187
Fund accounting fees                                                    12,291
Audit fees                                                               8,858
Federal and state registration fees                                      7,661
Legal fees                                                               6,715
Custody fees                                                             4,196
Reports to shareholders                                                  2,682
Trustees' fees and related expenses                                      1,360
Other expenses                                                           4,094
                                                                      --------
     TOTAL EXPENSES                                                    172,418
     Less waivers and reimbursement by Advisor                         (59,046)
                                                                      --------
     NET EXPENSES                                                      113,372
                                                                      --------

NET INVESTMENT LOSS                                                    (22,437)
                                                                      --------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions                            17,669
Change in net unrealized appreciation/depreciation on investments      142,576
                                                                      --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                        160,245
                                                                      --------
NET INCREASE IN NET ASSETS FROM OPERATIONS                            $137,808
                                                                      --------
                                                                      --------

(1)<F43>  Net of $651 in foreign withholding tax.

              See accompanying notes to the financial statements.

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             Six Months Ended
                                                                            September 30, 2004          Year Ended
                                                                               (Unaudited)            March 31, 2004
                                                                            -----------------         --------------
FROM OPERATIONS
     Net investment loss                                                       $   (22,437)             $    (4,638)
     Net realized gain from security transactions                                   17,669                   71,501
     Change in net unrealized appreciation/depreciation on investments             142,576                2,592,411
                                                                               -----------              -----------
Net increase in net assets from operations                                         137,808                2,659,274
                                                                               -----------              -----------

FROM DISTRIBUTIONS
     Net investment income                                                              --                   (6,799)
                                                                               -----------              -----------
Net decrease in net assets resulting from distributions paid                            --                   (6,799)
                                                                               -----------              -----------

FROM CAPITAL SHARE TRANSACTIONS
     Proceeds from shares sold                                                   5,734,512                5,094,098
     Net asset value of shares issued in reinvestment
       of distributions to shareholders                                                 --                    6,552
     Payments for shares redeemed(1)<F44>                                       (1,523,679)              (1,242,446)
                                                                               -----------              -----------
Net increase in net assets from capital share transactions                       4,210,833                3,858,204
                                                                               -----------              -----------

TOTAL INCREASE IN NET ASSETS                                                     4,348,641                6,510,679

NET ASSETS
     Beginning of period                                                        10,375,073                3,864,394
                                                                               -----------              -----------
     End of period                                                             $14,723,714              $10,375,073
                                                                               -----------              -----------
                                                                               -----------              -----------
ACCUMULATED NET INVESTMENT INCOME (LOSS)                                       $   (22,437)             $        --
                                                                               -----------              -----------
                                                                               -----------              -----------

(1)<F44>  Net of redemption fees of $7,100 and $5,505, respectively.

              See accompanying notes to the financial statements.

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout each Period

                                                                   Six Months Ended
                                                                  September 30, 2004       Year Ended           Period Ended
                                                                     (Unaudited)         March 31, 2004    March 31, 2003(1)<F45>
                                                                  ------------------     --------------    ----------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                    $13.34               $ 8.49                $10.00
                                                                        ------               ------                ------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                          (0.02)(5)<F49>       (0.01)(5)<F49>         0.01
   Net realized and unrealized gain (loss) on investments                 0.16                 4.86                 (1.54)
                                                                        ------               ------                ------
Total from investment operations                                          0.14                 4.85                 (1.53)
                                                                        ------               ------                ------

LESS DISTRIBUTIONS:
   Dividends from net investment income                                     --                (0.01)                   --
                                                                        ------               ------                ------
Total distributions                                                         --                (0.01)                   --
                                                                        ------               ------                ------

Paid-in capital from redemption fees (Note 2)                             0.01                 0.01                  0.02
                                                                        ------               ------                ------

NET ASSET VALUE, END OF PERIOD                                          $13.49               $13.34                $ 8.49
                                                                        ------               ------                ------
                                                                        ------               ------                ------

TOTAL RETURN(2)<F46>                                                     1.13%               57.34%              (15.10)%
                                                                        ------               ------               -------
                                                                        ------               ------               -------

SUPPLEMENTAL DATA AND RATIOS:

Net assets at end of period (000's)                                    $14,724              $10,375                $3,864

Ratio of expenses to average net assets(3)<F47>(4)<F48>                  1.75%                1.75%                 1.75%

Ratio of net investment income (loss)
  to average net assets(3)<F47>(4)<F48>                                (0.35)%              (0.07)%                 0.39%

Portfolio turnover rate                                                 11.31%                6.58%                 4.28%

(1)<F45>  Fund commenced operations on August 30, 2002.
(2)<F46>  Not annualized for periods less than a full year.
(3)<F47> Net of waivers and reimbursement of expenses by Advisor. Without waivers and reimbursements of expenses, the ratio of expenses to average net assets would have been 2.66%, 3.75% and 6.48% and the ratio of net investment loss to average net assets would have been (1.26)%, (2.07)% and (4.34)% for the periods ended September 30, 2004, March 31, 2004 and March 31, 2003, respectively.
(4)<F48>  Annualized.
(5)<F49>  Per share net investment loss was calculated prior to tax adjustments.

              See accompanying notes to the financial statements.

NOTES TO FINANCIAL STATEMENTS
September 30, 2004 (Unaudited)

(1)  ORGANIZATION

Vice Fund (the "Fund") is a separate series of MUTUALS.com (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Trust was organized on March 20, 2001 as a Delaware business trust and may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Fund became effective on August 15, 2002 and commenced operations on August 30, 2002. The Fund is managed by Mutuals Advisors, Inc. (the "Advisor"), formerly known as MUTUALS.com, Inc.

The Fund's investment objective is long-term growth of capital.

(2)  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States ("GAAP").

  (a)  Investment Valuation

       Securities are stated at value. Securities traded on a national securities exchange are valued at the latest reported sale price on such exchange. Exchange-traded securities for which there were no transactions are valued at the latest bid prices. All equity securities that are traded using the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued using the NASDAQ Official Closing Price ("NOCP"). Debt securities (other than short-term obligations) are valued at prices furnished by a pricing service, subject to review by the Fund's Advisor. Short-term obligations (maturing within 60 days) are valued on an amortized cost basis, which approximates market value. Securities for which quotations are not readily available and other assets are valued at fair value as determined by the Advisor under the supervision of the Fund's Board of Trustees.

  (b)  Federal Income Taxes

       The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes. Therefore, no federal income tax provision has been provided.

  (c)  Distributions to Shareholders

       The Fund will distribute any net investment income semi-annually and any net realized long or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

       The tax character of distributions paid during the six months ended September 30, 2004 and the year ended March 31, 2004 were as follows:

                                     SIX MONTHS ENDED          YEAR ENDED
                                    SEPTEMBER 30, 2004       MARCH 31, 2004
                                    ------------------       --------------
        Ordinary income                   $   --                 $6,799
        Long-term capital gains           $   --                 $   --

       As of March 31, 2004, the components of accumulated earnings on a tax basis were as follows:

           Cost basis of investments for
             federal income tax purposes                            $8,372,811
                                                                    ----------
                                                                    ----------
           Gross tax unrealized appreciation                        $2,280,829
           Gross tax unrealized depreciation                          (161,680)
                                                                    ----------
           Net tax unrealized appreciation                           2,119,149
                                                                    ----------
           Undistributed ordinary income                                38,843
           Undistributed long-term capital gain                         10,970
                                                                    ----------
           Total distributable earnings                                 49,813
                                                                    ----------
           Other accumulated gains (losses)                                 --
                                                                    ----------
           Total accumulated earnings                               $2,168,962
                                                                    ----------
                                                                    ----------

  (d)  Use of Estimates

       The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  (e)  Share Valuation

       The net asset value ("NAV") per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund's shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund's net asset value per share. The Fund charges a 2.00% redemption fee on shares held less than six months. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund's daily NAV calculation.

  (f)  Other

       Investment transactions are accounted for on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)  TRANSACTIONS WITH AFFILIATES

The Trust has an Investment Advisory Agreement (the "Agreement") with the Advisor, with whom a certain officer of the Trust is affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 0.95% of the Fund's average daily net assets.

The Advisor has agreed to waive, through July 31, 2014, its management fee and/or reimburse the Fund's other expenses to the extent necessary to ensure that the Fund's operating expenses do not exceed 1.75% of the Fund's average daily net assets. For the six months ended September 30, 2004, the Advisor waived its fees of $59,046. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Fund's expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

                        2006                $ 82,521
                        2007                $129,359
                        2008                $ 59,046

The Trust has also entered into a Shareholder Services Agreement with the Advisor, under which the Advisor and other third parties provide certain services to existing shareholders. The Advisor receives an annual fee of 0.25% of the Fund's average daily net assets. During the six months ended September 30, 2004, the Fund accrued expenses of $16,196 under this plan.

MUTUALS.com, Inc., the affiliated broker of the Trust, which is owned by the same holding company as the Advisor, did not receive any brokerage commissions from the Fund during the six months ended September 30, 2004.

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund.

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the "Distributor") a distribution fee of 0.25% of the Fund's average daily net assets for services to prospective Fund shareholders and distribution of Fund shares. During the six months ended September 30, 2004, the Fund accrued expenses of $16,196 pursuant to the 12b-1 Plan.

(4)  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

                                             SIX MONTHS ENDED      YEAR ENDED
                                            SEPTEMBER 30, 2004   MARCH 31, 2004
                                            ------------------   --------------
     Shares sold                                  431,206            429,047
     Shares issued to holders in
       reinvestment of distributions                   --                636
     Shares redeemed                             (117,555)          (106,747)
                                                 --------           --------
     Net increase                                 313,651            322,936
                                                 --------           --------
                                                 --------           --------

(5)  INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended September 30, 2004, were $5,285,889 and $1,419,460, respectively. There were no purchases or sales of U.S. government securities.

(6)  CREDIT FACILITY

U.S. Bank, N.A. (the "Bank") has made available to the Fund a credit facility pursuant to a Loan and Security Agreement dated March 7, 2003 for the purpose of purchasing portfolio securities. The Fund did not draw upon this line of credit during the six months ended September 30, 2004.

(7)  CHANGE IN INDEPENDENT AUDITORS

In February 2004, Ernst & Young LLP ("E&Y") declined to stand for re-election as independent auditors of the Fund.

The reports of E&Y on the financial statements of the Fund since inception contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the fiscal period ended March 31, 2003 and through February 2004, there have been no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y would have caused them to make reference thereto in their report on the financial statements for such period.

The Fund, with the approval of its Board of Trustees, and its Audit Committee, engaged Tait, Weller & Baker as its new independent auditors as of April 19, 2004.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in the semi-annual report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the advisor's or portfolio manager's forecasts and predictions, and the appropriateness of the investment programs designed by the advisor or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

PROXY VOTING POLICIES AND PROCEDURES

The Vice Fund has adopted proxy voting policies and procedures that delegate to Mutuals Advisors, Inc., the Fund's investment advisor (the "Advisor"), the authority to vote proxies. A description of the Vice Fund's proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-800-MUTUALS. A description of these policies and procedures is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at http://www.sec.gov.

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 (starting with the year ended June 30, 2004) are available without charge by calling 1-800-MUTUALS or by accessing the SEC's website at http://www.sec.gov.

Beginning with the Fund's first and third quarters ending after July 9, 2004, the Fund will file a complete schedule of portfolio holdings with the SEC on Form N-Q. Form N-Q will be available without charge, upon request, by calling 1-800-MUTUALS or by accessing the SEC's website at http://www.sec.gov.

VICE FUND

Investment Advisor                   MUTUALS ADVISORS, INC.
                                     Plaza of the Americas
                                     700 North Pearl Street, Suite 900
                                     Dallas, Texas 75201

Legal Counsel                        GODFREY & KAHN, S.C.
                                     780 North Water Street
                                     Milwaukee, Wisconsin 53202

Independent Auditors                 TAIT, WELLER & BAKER
                                     1818 Market Street, Suite 2400
                                     Philadelphia, Pennsylvania 19103

Transfer Agent, Fund Accountant      U.S. BANCORP FUND SERVICES, LLC
and Fund Administrator               615 East Michigan Street
                                     Milwaukee, Wisconsin 53202

Custodian                            U.S. BANK, N.A.
                                     425 Walnut Street
                                     Cincinnati, Ohio 45202

Distributor                          QUASAR DISTRIBUTORS, LLC
                                     615 East Michigan Street
                                     Milwaukee, Wisconsin 53202

Printed on recycled paper

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
-------------------------------------------------------------

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective based on the evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this Form N-CSR, as required by Rule 30a-3(b) under the 1940 Act.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
------------------

(a)  (1) Not applicable.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     MUTUALS.com

     By   /s/Dan Ahrens
          ----------------------------------------
          Dan Ahrens, President and Treasurer

     Date December 7, 2004
          ----------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

     By   /s/Dan Ahrens
          ----------------------------------------
          Dan Ahrens, President and Treasurer

     Date December 7, 2004
          ----------------------------------------